Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Strategic Advisers International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® International Fund
Class Name	Strategic Advisers® International Fund
Trading Symbol	FILFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariffs and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, sub-adviser Causeway Capital Management (+18%), which employs a traditional value approach, doubled the return of the Fund's benchmark and was the top relative contributor for the period. Investment choices in the Europe ex U.K. region - particularly among health care and technology companies - along with a large underweight in Japan, helped its performance the most.
•Sub-advisers Arrowstreet Capital (+14%), Thompson Siegel & Walmsley (+14%) and the international value strategy run by MFS (+15%) also notably aided performance versus the benchmark.
•On the downside, sub-adviser William Blair Investment Management (+2%) was the largest relative detractor, as its opportunistic, quality-growth approach could not keep pace in a value-led market.
•A position in JOHCM International Select Fund (-2%) also hurt as its quality-growth approach with a momentum tilt was out of step with market leadership for much of the period.
•In terms of notable positioning changes this period, we transitioned our investment in Fidelity® Overseas Fund to a sub-advised mandate running the same strategy. This fund seeks to own high-quality companies purchased at attractive prices that the manager believes can outperform the market over the long term.
•During the period, we converted the Fund's investments in Fidelity® International Capital Appreciation Fund and JPMorgan International Research Enhanced Equity ETF into sub-advised mandates with comparable underlying investment exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Strategic Advisers® International Fund $10,000 $8,640 $9,879 $11,907 $11,125 $11,386 $14,687 $14,731 $13,950 $16,038 $17,572 MSCI EAFE Index $10,000 $8,496 $9,854 $11,861 $11,169 $11,131 $13,656 $14,069 $13,656 $15,657 $17,071 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® International Fund 9.56% 9.07% 5.80% MSCI EAFE Index 9.03% 8.93% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,380,562,043
Holdings Count | shares	1,034
Advisory Fees Paid, Amount	$ 35,366,182
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$24,380,562,043
Number of Holdings	1,034
Total Advisory Fee	$35,366,182
Portfolio Turnover	33%

Holdings [Text Block]	Common Stocks 55.5 International Equity Funds 42.4 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 55.5 International Equity Funds - 42.4 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI International Low Volatility Index Fund 5.0 Fidelity SAI International Index Fund 4.2 Artisan International Value Fund Investor Class 4.1 Fidelity Advisor International Discovery Fund - Class Z 3.9 Fidelity SAI International Value Index Fund 2.8 Fidelity Diversified International Fund 2.4 Fidelity SAI Japan Stock Index Fund 2.3 Fidelity SAI International Quality Index Fund 2.3 Oakmark International Fund Investor Class 2.1 iShares MSCI EAFE Value ETF 1.8 30.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.

Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Income Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Income Opportunities Fund
Class Name	Strategic Advisers® Income Opportunities Fund
Trading Symbol	FPIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending February 28, 2025, driven by a sturdy economy and corporate profits, tight spreads, strong demand, light bond supply, and the Federal Reserve's pivot to cutting interest rates.
•Against this backdrop, sub-adviser T. Rowe Price (+9%) and Eaton Vance Income Fund of Boston (+8%) were the biggest detractors versus the benchmark this period.
•The former was hurt by security selection among cable TV and telecom companies hampered. This manager is the largest investment in the portfolio, so its performance has an outsized impact on the Fund overall. For Eaton Vance, its more-defensive positioning emphasizing higher-quality bonds could not keep pace amid the risk-driven rally during the period.
•On the plus side, sub-advisers PGIM and FIAM® each gained about 12% and were the top relative contributors the past 12 months. PGIM benefited from investment choices within the telecom, cable TV and health care categories. Bond picks in health care and telecom also boosted FIAM's result, along with security selection among media-related businesses.
•During the period, the Fund's underlying managers increased exposure to higher-conviction holdings but were being cautious about adding risk more broadly.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Strategic Advisers® Income Opportunities Fund $10,000 $9,174 $10,924 $11,433 $11,800 $12,457 $13,461 $13,678 $12,959 $14,293 $15,705 ICE® BofA® US High Yield Constrained Index $10,000 $9,149 $11,189 $11,650 $12,146 $12,859 $13,961 $14,073 $13,297 $14,756 $16,241 Bloomberg U.S. Universal Bond Index $10,000 $10,094 $10,417 $10,518 $10,854 $12,076 $12,334 $11,997 $10,881 $11,323 $12,036 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Income Opportunities Fund 9.88% 4.74% 4.62% ICE® BofA® US High Yield Constrained Index 10.06% 4.78% 4.97% Bloomberg U.S. Universal Bond Index 6.30% -0.07% 1.87% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,444,385,838
Holdings Count | shares	1,400
Advisory Fees Paid, Amount	$ 2,158,002
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,444,385,838
Number of Holdings	1,400
Total Advisory Fee	$2,158,002
Portfolio Turnover	55%

Holdings [Text Block]	Fixed-Income Funds 49.5 Corporate Bonds 42.1 Bank Loan Obligations 2.8 U.S. Treasury Obligations 1.2 Common Stocks 1.1 Preferred Securities 1.1 Asset-Backed Securities 0.9 Municipal Securities 0.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 49.5 Corporate Bonds - 42.1 Bank Loan Obligations - 2.8 U.S. Treasury Obligations - 1.2 Common Stocks - 1.1 Preferred Securities - 1.1 Asset-Backed Securities - 0.9 Municipal Securities - 0.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Capital & Income Fund 12.3 Artisan High Income Fund Investor Shares 12.0 BlackRock High Yield Portfolio Class K 10.2 Eaton Vance Income Fund of Boston Class A 6.4 NYLI MacKay High Yield Corporate Bond Fund Class A 4.4 Vanguard High-Yield Corporate Fund Admiral Shares 4.2 US Treasury Notes 1.2 CSC Holdings LLC 0.7 CCO Holdings LLC / CCO Holdings Capital Corp 0.7 Tenet Healthcare Corp 0.7 52.8
Strategic Advisers Fidelity International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® International Fund
Class Name	Strategic Advisers® Fidelity® International Fund
Trading Symbol	FUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariffs and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, Fidelity® SAI International Value Index Fund (+15%) handily outpaced the portfolio's benchmark and was the top relative contributor for the period, benefiting from stock selection in the U.K., Europe and Pacific ex Japan region.
•Two mandates from sub-adviser FIAM® - International Equity Value (+15%) and Select International (+12%) also notably aided performance versus the benchmark. The former was propelled by the overall robust performance of value strategies, whereas stock selection in Japan and the Europe ex U.K. region boosted the latter.
•On the downside, Fidelity® SAI International Low Volatility Index Fund (+6%) was the largest relative detractor, as its defensively-oriented positioning lagged in an up-trending market where risk-taking was rewarded.
•In terms of notable positioning changes this period, we transitioned our investments in Fidelity® Overseas Fund and Fidelity® International Capital Appreciation Fund into sub-advised mandates with comparable underlying investment exposures.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Strategic Advisers® Fidelity® International Fund $10,000 $8,830 $9,811 $11,970 $11,203 $11,774 $14,759 $14,993 $14,183 $16,440 $18,094 MSCI EAFE Index $10,000 $8,496 $9,854 $11,861 $11,169 $11,131 $13,656 $14,069 $13,656 $15,657 $17,071 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Fidelity® International Fund 10.06% 8.97% 6.11% MSCI EAFE Index 9.03% 8.93% 5.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,549,535,579
Holdings Count | shares	294
Advisory Fees Paid, Amount	$ 42,225,171
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$47,549,535,579
Number of Holdings	294
Total Advisory Fee	$42,225,171
Portfolio Turnover	40%

Holdings [Text Block]	International Equity Funds 51.3 Common Stocks 44.7 Preferred Stocks 0.0 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) International Equity Funds - 51.3 Common Stocks - 44.7 Preferred Stocks - 0.0 Domestic Equity Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI International Value Index Fund 14.0 Fidelity SAI International Index Fund 9.0 Fidelity Advisor International Discovery Fund - Class Z 7.7 Fidelity Diversified International Fund 7.3 Fidelity SAI International Low Volatility Index Fund 6.0 State Street Institutional U.S. Government Money Market Fund Premier Class 3.2 Fidelity SAI International Quality Index Fund 2.0 Fidelity Advisor International Growth Fund - Class Z 1.8 Fidelity SAI International Small Cap Index Fund 1.1 Fidelity SAI International Momentum Index Fund 0.9 53.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Emerging Markets Fund
Class Name	Strategic Advisers® Emerging Markets Fund
Trading Symbol	FSAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks gained for the 12 months ending February 28, 2025, as resilient global economic growth, slowing inflation, global monetary easing and anticipated earnings growth in 2025 provided support for foreign stocks. However, international stocks also faced challenges, including decelerating earnings growth and a steep sell-off following the U.S. presidential election in November, due partly to potential U.S. tariffs and other policy changes alongside a broadly stronger U.S. dollar.
•Against this backdrop, Fidelity® SAI Emerging Markets Low Volatility Index Fund (+3%) and the Select Emerging Markets Equity mandate from sub-adviser FIAM® (+7%) were the biggest detractors versus the benchmark this period. The former's defensively-oriented positioning lagged in an up-trending market where risk-taking was rewarded.
•Growth-oriented FIAM Select Emerging Markets Equity fared better on an absolute basis, but still lagged the broader Fund's benchmark, hampered by stock picks in South Korea - primarily among semiconductor companies - along with China and Brazil.
•Sub-adviser T. Rowe Price (+1%) also underperformed this period, pressured by investment choices in China and India, in addition to adverse positioning in Brazil.
•On the plus side, the Concentrated Emerging Markets mandate from FIAM® (+16%) was the top relative contributor, aided by the combination of outsized exposure and security selection in China. Favorable overall positioning in Taiwan and investment choices in South Korea also helped, as did non-benchmark exposure to Canada.
•Fidelity® SAI Emerging Markets Value Index Fund (+13%) provided a further boost to the broader Fund's relative outcome, benefiting from positioning in China and Taiwan, as well as picks in India and South Korea.
•In terms of notable positioning changes this period, we converted the Fund's investment in Fidelity Advisor® Emerging Markets Fund into a FIAM® sub-advised mandate with comparable underlying investment exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Strategic Advisers® Emerging Markets Fund $10,000 $7,651 $9,900 $12,893 $11,413 $11,618 $15,966 $14,031 $11,880 $13,134 $14,325 MSCI Emerging Markets Index $10,000 $7,662 $9,923 $12,956 $11,679 $11,462 $15,596 $13,931 $11,804 $12,839 $14,130 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Emerging Markets Fund 9.07% 4.28% 3.66% MSCI Emerging Markets Index 10.06% 4.27% 3.52% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,491,050,682
Holdings Count | shares	929
Advisory Fees Paid, Amount	$ 29,922,719
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$12,491,050,682
Number of Holdings	929
Total Advisory Fee	$29,922,719
Portfolio Turnover	54%

Holdings [Text Block]	Common Stocks 62.3 International Equity Funds 33.0 Preferred Stocks 0.1 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 62.3 International Equity Funds - 33.0 Preferred Stocks - 0.1 Domestic Equity Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 12.6 Taiwan Semiconductor Manufacturing Co Ltd 6.8 Fidelity SAI Emerging Markets Low Volatility Index Fund 6.1 Fidelity SAI Emerging Markets Index Fund 5.1 Tencent Holdings Ltd 4.7 Goldman Sachs Emerging Markets Equity Fund Institutional Class 3.6 State Street Institutional U.S. Government Money Market Fund Premier Class 2.6 Samsung Electronics Co Ltd 2.1 Invesco Developing Markets Fund Class R6 1.5 Meituan B Shares 1.3 46.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.

Material Fund Change Adviser [Text Block]	Strategic Advisers entered into new sub-advisory and sub-subadvisory agreements on behalf of the fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Core Income Fund
Class Name	Strategic Advisers® Core Income Fund
Trading Symbol	FPCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•Against this backdrop, the Core Investment Grade mandate from sub-adviser FIAM® (+7%) and the Core Plus strategy from sub-adviser PGIM (+8%) were the top contributors versus the benchmark this period. Both managers were well positioned in an environment where credit spreads tightened and bond yields declined during the first half of the period, then rose during the second.
•More specifically, short-term U.S. Treasury holdings - where yields declined and prices rose in response to Fed rate cuts - aided FIAM, as did moderate allocations to high-yield corporate credit and commercial mortgage-backed securities . For PGIM, positions in collateralized loan obligations and commercial mortgage-backed securities helped the most.
•Fidelity® SAI® Total Bond Fund (+7%) was another notable relative contributor and was likewise well-situated for the shifting market landscape having adjusted the portfolio's interest-rate-sensitivity throughout the year. The fund also was propelled by stakes in short-term Treasurys, high-yield credit and leveraged loans.
•On the downside, the broader portfolio's exposure to intermediate- and long-duration U.S. Treasury funds collectively pressured relative performance. The Fund holds Treasurys in the portfolio primarily for liquidity and hedging purposes, however this year, longer-maturity Treasurys lagged the broader investment-grade bond market amid rising yields.
•In terms of notable positioning changes this period, we converted the Fund's investment in PIMCO Total Return Fund into a sub-advised mandate with comparable underlying investment exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 28, 2015 through February 28, 2025. Initial investment of $10,000. Strategic Advisers® Core Income Fund $10,000 $9,955 $10,412 $10,573 $10,901 $12,127 $12,562 $12,304 $11,059 $11,478 $12,245 Bloomberg U.S. Aggregate Bond Index $10,000 $10,150 $10,294 $10,346 $10,674 $11,921 $12,086 $11,766 $10,622 $10,976 $11,613 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Core Income Fund 6.69% 0.19% 2.05% Bloomberg U.S. Aggregate Bond Index 5.81% -0.52% 1.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 41,746,757,575
Holdings Count | shares	9,467
Advisory Fees Paid, Amount	$ 18,984,439
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$41,746,757,575
Number of Holdings	9,467
Total Advisory Fee	$18,984,439
Portfolio Turnover	181%

Holdings [Text Block]	Fixed-Income Funds 45.6 U.S. Government Agency - Mortgage Securities 18.5 U.S. Treasury Obligations 13.8 Corporate Bonds 13.7 CMOs and Other Mortgage Related Securities 5.4 Asset-Backed Securities 4.8 Foreign Government and Government Agency Obligations 0.9 Preferred Securities 0.2 Municipal Securities 0.1 Bank Loan Obligations 0.1 Others 0.0 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 45.6 U.S. Government Agency - Mortgage Securities - 18.5 U.S. Treasury Obligations - 13.8 Corporate Bonds - 13.7 CMOs and Other Mortgage Related Securities - 5.4 Asset-Backed Securities - 4.8 Foreign Government and Government Agency Obligations - 0.9 Preferred Securities - 0.2 Municipal Securities - 0.1 Bank Loan Obligations - 0.1 Others - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 9.3 Uniform Mortgage Backed Securities 7.9 Fidelity SAI Total Bond Fund 7.9 BNP Paribas SA 7.1 Fannie Mae Mortgage pass-thru certificates 5.0 PIMCO Mortgage Opportunities and Bond Fund Institutional Class 4.5 iShares 7-10 Year Treasury Bond ETF 4.3 US Treasury Bonds 4.1 American Funds The Bond Fund of America Class F-2 3.4 Voya Intermediate Bond Fund Class I 3.3 56.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec